Segment information	12 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Segment information
29.
Segment information

Prior to the quarter ended June 30, 2025, the Company had six reportable segments, namely Taobao and Tmall Group, Alibaba International Digital Commerce Group, Cloud Intelligence Group, Cainiao Smart Logistics Network Limited, Local Services Group, and Hujing Digital Media and Entertainment Group. Starting from the quarter ended June 30, 2025, the Company has implemented a new organizational structure, which the CODM started to review information under a new reporting structure, and segment reporting has been updated to conform to this change. Comparative figures for the years ended March 31, 2024 and 2025 were reclassified to conform to the segment presentation.

Segment information is presented before elimination of inter-segment transactions. In general, revenue, cost of revenue and operating expenses are directly attributable, or are allocated, to each segment. The Company allocates costs and expenses that are not directly attributable to a specific segment, such as those that support infrastructure across different segments, to different segments mainly on the basis of usage, revenue or headcount, depending on the nature of the relevant costs and expenses. The Company does not allocate assets to its segments as the CODM does not evaluate the performance of segments using asset information.

The CODM regularly reviews adjusted earnings before interest, taxes and amortization (“Adjusted EBITA”) for each segment which is considered as a segment operating performance measure. The CODM uses revenue and Adjusted EBITA to assess performance for each segment and allocate resources for each segment in the annual budget and forecasting process.

29.
Segment information (Continued)

The following table presents the information by segment for the years ended March 31, 2024, 2025 and 2026:

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
	(in millions)
Alibaba China E-commerce Group
Revenue	490,101	508,380	554,217
Costs and expenses (i)	(303,131)	(315,157)	(446,708)
Adjusted EBITA (ii)	186,970	193,223	107,509

Alibaba International Digital Commerce Group
Revenue	102,598	132,300	144,170
Costs and expenses (i)	(110,633)	(147,437)	(146,221)
Adjusted EBITA (ii)	(8,035)	(15,137)	(2,051)

Cloud Intelligence Group
Revenue	106,374	118,028	158,132
Costs and expenses (i)	(100,253)	(107,472)	(143,867)
Adjusted EBITA (ii)	6,121	10,556	14,265

All others
Revenue	317,539	338,347	254,367
Costs and expenses (i)	(328,791)	(347,846)	(290,104)
Adjusted EBITA (ii)	(11,252)	(9,499)	(35,737)

29.
Segment information (Continued)

The following table presents the reconciliation from the total segments Adjusted EBITA to the consolidated net income for the years ended March 31, 2024, 2025 and 2026:

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
	(in millions)
Total segments Adjusted EBITA	173,804	179,143	83,986
Unallocated (iii)	(6,190)	(4,337)	(5,150)
Inter-segment elimination	(2,586)	(1,741)	(2,420)
Non-cash share-based compensation expense	(18,546)	(13,970)	(11,180)
Amortization and impairment of intangible assets	(21,592)	(6,336)	(5,079)
Impairment of goodwill, and others	(11,540)	(11,854)	(10,007)
Consolidated income from operations	113,350	140,905	50,150
Interest and investment income, net	(9,964)	20,759	87,512
Interest expense	(7,947)	(9,596)	(9,793)
Other income, net	6,157	3,387	1,518
Income tax expenses	(22,529)	(35,445)	(30,045)
Share of results of equity method investees	(7,735)	5,966	2,785
Consolidated net income	71,332	125,976	102,127

The following table presents the depreciation and impairment of property and equipment, and operating lease cost relating to land use rights by segment for the years ended March 31, 2024, 2025 and 2026:

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
	(in millions)
Alibaba China E-commerce Group	532	155	94
Alibaba International Digital Commerce Group	961	1,137	878
Cloud Intelligence Group	14,335	15,911	28,921
All others	8,622	7,818	3,589
Total segments depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	24,450	25,021	33,482

(i)
Segment costs and expenses primarily comprise components that are included in cost of revenue, product development expenses, sales and marketing expenses, as well as general and administrative expenses.
(ii)
Adjusted EBITA represents net income before interest and investment income, net, interest expense, other income, net, income tax expenses, share of results of equity method investees, certain non-cash expenses, consisting of share-based compensation expense, amortization and impairment of intangible assets, impairment of goodwill, and others, which the Company does not believe are reflective of the Company's core operating performance during the periods presented.
(iii)
Unallocated primarily relates to certain costs incurred by corporate functions and other miscellaneous items that are not allocated to individual segments.

Details of the Company's revenue by segment are set out in Note 5. As substantially all of the Company’s long-lived assets are located in the PRC and substantially all of the Company’s revenue is derived within the PRC, no geographical information is presented.